Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 80,250	$ 65,999
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	105	110
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	80	89
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	25	21
Fair Value, Inputs, Level 3 | Corporate and other debt securities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 5	$ 3
Fair value inputs, market cap price change percentage, range, minimum	(1.40%)
Fair value inputs, market cap price change percentage, range, maximum	(1.30%)
Weighted Average Increase (Decrease)	(1.40%)	2.60%
Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 52	$ 64
Fair value inputs, market cap price change percentage, range, minimum	(14.10%)	17.20%
Fair value inputs, market cap price change percentage, range, maximum	6.00%	39.70%
Weighted Average Increase (Decrease)	(2.70%)	21.70%
Fair Value, Inputs, Level 3 | Common equities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 23	$ 22
Fair value inputs, market cap price change percentage, range, minimum	(41.30%)	(45.80%)
Fair value inputs, market cap price change percentage, range, maximum	95.90%	95.60%
Weighted Average Increase (Decrease)	6.00%	3970.00%